S000055415 [Member] Investment Objectives and Goals - S000055415 [Member]	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio – U.S. Flexible Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio – U.S. Flexible Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.